Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,		$ 546	$ 532	$ 532
Additions for tax positions of prior years (1)		558	27	50
Reductions for tax positions of prior years	$ (792)	0	(13)	(4)
Additions for tax positions of current year		4	3	3
Settlements with tax authorities		(33)	(3)	(49)
Balance at December 31,		1,075	546	532
Unrecognized tax benefits that, if recognized would impact the effective rate		$ 1,060	$ 497	$ 491